Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2022
Convertible Notes Payable.
Summary of convertible note

	At 31 December
	2022	2021
Convertible Notes A	—	29,106,482
Convertible Notes B	—	45,500,000
	—	74,606,482